General and administrative expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
General and administrative expenses
Rent	$ 311,802	$ 87,178
Office expenses	707,253	389,130
Legal and professional	359,253	349,063
Consulting fees	383,277	294,831
Investor relations	114,456	105,853
Salaries	897,552	418,543
General and administrative expenses	$ 2,773,593	$ 1,644,598